Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2020

AXS3-QTLY-1020
1.967936.106

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	12,624	$808,681
Entertainment - 4.9%
Activision Blizzard, Inc.	31,608	2,639,900
Netflix, Inc. (b)	14,500	7,678,620
Roku, Inc. Class A (b)	69,231	12,010,194
Sea Ltd. ADR (b)	62,131	9,494,238
Take-Two Interactive Software, Inc. (b)	3,400	582,046
The Walt Disney Co.	13,964	1,841,433
		34,246,431
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (b)	5,123	8,348,082
Class C (b)	15,163	24,779,071
Facebook, Inc. Class A (b)	82,700	24,247,640
InterActiveCorp (b)	4,226	562,016
Match Group, Inc. (b)	9,806	1,095,134
Snap, Inc. Class A (b)	18,300	413,397
Zoominfo Technologies, Inc.	67,500	2,620,350
		62,065,690
Media - 0.5%
Comcast Corp. Class A	69,119	3,097,222
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc.	108,096	12,612,641

TOTAL COMMUNICATION SERVICES		112,830,665

CONSUMER DISCRETIONARY - 18.2%
Automobiles - 3.3%
Tesla, Inc. (b)	45,505	22,676,052
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (b)	16,445	743,972
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	7,100	641,556
McDonald's Corp.	600	128,112
Starbucks Corp.	14,270	1,205,387
		1,975,055
Internet & Direct Marketing Retail - 10.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	22,408	6,431,768
Amazon.com, Inc. (b)	13,011	44,900,441
Expedia, Inc.	7,400	726,310
MakeMyTrip Ltd. (b)	15,100	254,888
Meituan Dianping Class B (b)	62,535	2,061,417
MercadoLibre, Inc. (b)	957	1,118,341
Pinduoduo, Inc. ADR (b)	87,664	7,796,836
The Booking Holdings, Inc. (b)	1,252	2,391,883
Wayfair LLC Class A (b)	31,286	9,278,176
		74,960,060
Specialty Retail - 3.1%
Carvana Co. Class A (b)(c)	76,462	16,512,734
Floor & Decor Holdings, Inc. Class A (b)	28,936	2,119,273
Lowe's Companies, Inc.	12,471	2,053,849
Vroom, Inc.	12,800	878,464
		21,564,320
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. (b)(d)(e)	4,490	51,904
lululemon athletica, Inc. (b)	11,001	4,132,746
		4,184,650

TOTAL CONSUMER DISCRETIONARY		126,104,109

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	17,100	5,944,986
Performance Food Group Co. (b)	90,224	3,294,078
Sysco Corp.	6,700	402,938
Walmart, Inc.	8,000	1,110,800
		10,752,802
Food Products - 0.2%
Beyond Meat, Inc. (b)(c)	6,915	939,403
Freshpet, Inc. (b)	2,600	295,360
		1,234,763
Tobacco - 0.0%
JUUL Labs, Inc. Class B (b)(d)(e)	709	73,424

TOTAL CONSUMER STAPLES		12,060,989

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Reliance Industries Ltd.	399,989	11,360,864
Reliance Industries Ltd. (b)	27,892	454,418
		11,815,282
FINANCIALS - 2.1%
Capital Markets - 0.6%
Charles Schwab Corp.	6,824	242,457
London Stock Exchange Group PLC	18,734	2,212,877
MSCI, Inc.	701	261,662
Virtu Financial, Inc. Class A	800	20,664
XP, Inc. Class A (b)	26,500	1,308,835
		4,046,495
Consumer Finance - 1.5%
American Express Co.	9,600	975,264
Capital One Financial Corp.	31,500	2,174,445
LendingTree, Inc. (b)	17,497	5,405,523
Synchrony Financial	87,300	2,165,913
		10,721,145

TOTAL FINANCIALS		14,767,640

HEALTH CARE - 14.0%
Biotechnology - 5.0%
AbbVie, Inc.	6,600	632,082
Abcam PLC	23,700	395,379
ACADIA Pharmaceuticals, Inc. (b)	24,000	950,160
Acceleron Pharma, Inc. (b)	2,800	272,916
ADC Therapeutics SA (b)	6,405	282,909
Alexion Pharmaceuticals, Inc. (b)	36,485	4,167,317
Alnylam Pharmaceuticals, Inc. (b)	8,263	1,096,004
Applied Therapeutics, Inc. (b)	4,200	101,220
Arcutis Biotherapeutics, Inc. (b)	13,400	335,938
Argenx SE ADR (b)	3,171	733,357
Ascendis Pharma A/S sponsored ADR (b)	8,016	1,187,811
BeiGene Ltd. (b)	4,098	76,983
Black Diamond Therapeutics, Inc. (b)	2,000	57,540
Crinetics Pharmaceuticals, Inc. (b)	40,339	646,634
Exelixis, Inc. (b)	2,800	62,216
FibroGen, Inc. (b)	35,736	1,602,045
Forma Therapeutics Holdings, Inc.	3,300	144,969
Fusion Pharmaceuticals, Inc. (b)	8,800	113,256
G1 Therapeutics, Inc. (b)	17,853	274,044
Global Blood Therapeutics, Inc. (b)	4,000	251,120
Gritstone Oncology, Inc. (b)	16,743	55,419
Insmed, Inc. (b)	150,400	4,239,776
Intercept Pharmaceuticals, Inc. (b)	7,163	357,290
Keros Therapeutics, Inc.	12,100	647,834
Kymera Therapeutics, Inc. (b)	1,100	35,090
Morphic Holding, Inc. (b)	17,000	450,500
Neurocrine Biosciences, Inc. (b)	23,436	2,728,419
Passage Bio, Inc.	12,800	211,968
Poseida Therapeutics, Inc. (b)	3,100	29,109
Protagonist Therapeutics, Inc. (b)	3,500	78,400
PTC Therapeutics, Inc. (b)	2,900	143,333
Regeneron Pharmaceuticals, Inc. (b)	10,924	6,772,115
Relay Therapeutics, Inc. (b)	3,000	120,570
Repare Therapeutics, Inc.	1,200	29,688
Revolution Medicines, Inc.	27,500	779,350
Sage Therapeutics, Inc. (b)	5,497	288,263
Sarepta Therapeutics, Inc. (b)	10,747	1,573,576
TG Therapeutics, Inc. (b)	5,800	143,869
Vaxcyte, Inc.	10,800	489,024
Vertex Pharmaceuticals, Inc. (b)	4,549	1,269,717
Viela Bio, Inc.	9,500	320,055
Zymeworks, Inc. (b)	5,800	188,036
		34,335,301
Health Care Equipment & Supplies - 4.2%
Atricure, Inc. (b)	4,900	219,177
Becton, Dickinson & Co.	13,300	3,228,841
Boston Scientific Corp. (b)	120,512	4,943,402
Danaher Corp.	12,600	2,601,522
DexCom, Inc. (b)	4,315	1,835,644
Insulet Corp. (b)	12,945	2,825,246
Intuitive Surgical, Inc. (b)	2,872	2,098,972
iRhythm Technologies, Inc. (b)	4,669	1,028,020
Masimo Corp. (b)	3,394	760,256
Novocure Ltd. (b)	22,276	1,843,339
Penumbra, Inc. (b)	15,695	3,282,609
SmileDirectClub, Inc. (b)(c)	239,681	1,946,210
TransMedics Group, Inc. (b)(c)	153,271	2,732,822
		29,346,060
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (b)	94,216	2,748,281
Centene Corp. (b)	58,257	3,572,319
Cigna Corp.	14,836	2,631,461
Humana, Inc.	8,393	3,484,522
Oak Street Health, Inc. (b)	33,600	1,499,568
UnitedHealth Group, Inc.	29,523	9,227,414
		23,163,565
Health Care Technology - 0.2%
Inspire Medical Systems, Inc. (b)	8,300	991,435
Veeva Systems, Inc. Class A (b)	1,000	282,270
		1,273,705
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (b)	2,160	247,579
Bruker Corp.	16,201	680,766
Sartorius Stedim Biotech	3,400	1,216,406
		2,144,751
Pharmaceuticals - 1.0%
AstraZeneca PLC sponsored ADR	11,453	641,368
Bristol-Myers Squibb Co.	12,028	748,142
Bristol-Myers Squibb Co. rights (b)	10,584	28,365
Horizon Therapeutics PLC (b)	7,900	593,448
IMARA, Inc.	6,800	158,032
Nabriva Therapeutics PLC (b)(c)	630,352	390,440
Nabriva Therapeutics PLC warrants 6/1/22 (b)	380,833	41,629
Nektar Therapeutics (b)	47,703	922,576
Roche Holding AG (participation certificate)	8,396	2,937,081
Theravance Biopharma, Inc. (b)	40,498	742,328
		7,203,409

TOTAL HEALTH CARE		97,466,791

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	2,719	931,557
Airlines - 0.2%
JetBlue Airways Corp. (b)	116,161	1,338,175
Spirit Airlines, Inc. (b)	19,657	351,467
		1,689,642
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (b)	1,400	58,296
Sunrun, Inc. (b)(c)	67,688	3,828,095
Vestas Wind Systems A/S	12,938	1,967,151
		5,853,542
Machinery - 0.1%
Fortive Corp.	900	64,899
Nikola Corp. (b)	16,346	667,080
		731,979
Professional Services - 0.5%
Clarivate Analytics PLC (b)	75,507	2,222,926
TransUnion Holding Co., Inc.	12,138	1,052,607
		3,275,533
Road & Rail - 2.3%
Lyft, Inc. (b)	149,556	4,437,327
Uber Technologies, Inc. (b)	337,420	11,347,435
		15,784,762

TOTAL INDUSTRIALS		28,267,015

INFORMATION TECHNOLOGY - 35.8%
Electronic Equipment & Components - 0.6%
CDW Corp.	3,300	375,045
Flextronics International Ltd. (b)	143,609	1,559,594
II-VI, Inc. (b)	26,300	1,170,350
Jabil, Inc.	33,200	1,133,780
		4,238,769
IT Services - 6.6%
Alliance Data Systems Corp.	48,300	2,178,813
EPAM Systems, Inc. (b)	2,753	900,506
Fidelity National Information Services, Inc.	13,713	2,068,606
Genpact Ltd.	34,194	1,442,303
Global Payments, Inc.	15,925	2,812,674
GoDaddy, Inc. (b)	54,798	4,585,497
MasterCard, Inc. Class A	13,447	4,816,581
MongoDB, Inc. Class A (b)	5,854	1,368,665
PayPal Holdings, Inc. (b)	21,515	4,392,072
Repay Holdings Corp. (b)	8,800	222,640
Shift4 Payments, Inc.	8,000	402,960
Square, Inc. (b)	13,100	2,090,236
Twilio, Inc. Class A (b)	18,619	5,022,661
Visa, Inc. Class A	28,887	6,123,755
Wix.com Ltd. (b)	23,768	7,002,766
		45,430,735
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc.	29,362	1,808,699
Cirrus Logic, Inc. (b)	3,100	187,829
Enphase Energy, Inc. (b)	20,500	1,583,215
Lam Research Corp.	6,566	2,208,408
Marvell Technology Group Ltd.	89,275	3,462,085
MediaTek, Inc.	8,000	151,390
Micron Technology, Inc. (b)	197,637	8,994,460
NVIDIA Corp.	23,788	12,726,104
NXP Semiconductors NV	84,528	10,630,241
ON Semiconductor Corp. (b)	56,995	1,217,983
Semtech Corp. (b)	4,500	263,925
SolarEdge Technologies, Inc. (b)	14,238	3,148,734
Universal Display Corp.	1,800	315,900
		46,698,973
Software - 17.5%
Adobe, Inc. (b)	12,409	6,370,657
Anaplan, Inc. (b)	16,700	1,022,875
Autodesk, Inc. (b)	10,535	2,588,450
Cerence, Inc. (b)(c)	9,800	521,360
Ceridian HCM Holding, Inc. (b)	3,000	238,560
Cloudflare, Inc. (b)	18,100	692,506
Coupa Software, Inc. (b)	5,877	1,926,128
Digital Turbine, Inc. (b)	141,000	3,410,790
DocuSign, Inc. (b)	6,861	1,530,003
Duck Creek Technologies, Inc. (b)	800	31,192
Dynatrace, Inc.	56,411	2,495,059
Elastic NV (b)	26,564	2,884,319
Epic Games, Inc. (d)(e)	700	402,500
HubSpot, Inc. (b)	12,276	3,678,872
Intuit, Inc.	4,286	1,480,342
Jamf Holding Corp. (b)(c)	900	34,740
Lightspeed POS, Inc. (b)	111,987	3,889,302
Microsoft Corp.	287,529	64,846,413
Nutanix, Inc. Class A (b)	23,700	680,427
Onespan, Inc. (b)	2,300	49,565
Ping Identity Holding Corp. (b)	8,800	303,336
RingCentral, Inc. (b)	1,701	494,600
Salesforce.com, Inc. (b)	46,382	12,646,052
ServiceNow, Inc. (b)	8,118	3,913,038
Snowflake Computing, Inc. Class B (d)(e)	475	18,416
The Trade Desk, Inc. (b)	4,323	2,080,660
Vertex, Inc. Class A (b)	1,200	30,732
Workday, Inc. Class A (b)	11,561	2,771,287
Zendesk, Inc. (b)	4,500	433,710
		121,465,891
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	234,272	30,230,459

TOTAL INFORMATION TECHNOLOGY		248,064,827

MATERIALS - 1.2%
Chemicals - 1.2%
LG Chemical Ltd.	5,532	3,447,295
Olin Corp.	132,368	1,489,140
The Chemours Co. LLC	170,133	3,514,948
		8,451,383
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	7,098	1,768,467
Crown Castle International Corp.	1,500	244,875
		2,013,342
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (b)	30,300	1,554,087
Redfin Corp. (b)	22,191	1,055,626
		2,609,713

TOTAL REAL ESTATE		4,623,055

UTILITIES - 1.2%
Electric Utilities - 1.2%
Edison International	58,902	3,091,177
Enel SpA	33,400	302,443
Iberdrola SA	23,300	293,343
NextEra Energy, Inc.	5,885	1,642,915
ORSTED A/S (a)	19,663	2,782,228
		8,112,106
TOTAL COMMON STOCKS
(Cost $283,351,812)		672,563,862

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Rivian Automotive, Inc. Series E (d)(e)	73,370	1,136,501
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(d)(e)	1,770	20,461
Series B (b)(d)(e)	310	3,584
Series C (b)(d)(e)	2,980	34,449
Series Seed (b)(d)(e)	950	10,982
		69,476
TOTAL CONSUMER DISCRETIONARY		1,205,977
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (d)(e)	12,949	494,393
Sweetgreen, Inc.:
Series C (d)(e)	322	5,039
Series D (d)(e)	5,177	81,020
Series I (d)(e)	12,201	190,946
		771,398
Tobacco - 1.1%
JUUL Labs, Inc.:
Series C (b)(d)(e)	70,175	7,267,323
Series D (b)(d)(e)	938	97,139
		7,364,462
TOTAL CONSUMER STAPLES		8,135,860
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D1 (d)(e)	15,672	168,739
Series E (d)(e)	48,893	526,426
		695,165
Insurance - 0.0%
Clover Health Series D (b)(d)(e)	67,979	300,467
TOTAL FINANCIALS		995,632
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(d)(e)(f)	191,200	179,728
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series I (b)(d)(e)	3,290	888,300
Series N (d)(e)	2,559	690,930
		1,579,230
Road & Rail - 0.2%
Convoy, Inc. Series D (d)(e)	93,888	1,353,865
TOTAL INDUSTRIALS		2,933,095
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.0%
Starry, Inc. Series D (b)(d)(e)	74,400	106,392
IT Services - 0.1%
Yanka Industries, Inc. Series E (d)(e)	19,716	238,154
Software - 0.2%
ACV Auctions, Inc. Series E (d)(e)	229,793	1,360,375
TOTAL INFORMATION TECHNOLOGY		1,704,921

TOTAL CONVERTIBLE PREFERRED STOCKS		15,155,213

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C(d)(e)	1,387,600	27,752
Waymo LLC Series A2 (d)(e)	2,896	248,671
		276,423
TOTAL PREFERRED STOCKS
(Cost $8,111,236)		15,431,636
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	47,700	47,700
4% 6/12/27 (d)(e)	13,100	13,100
TOTALCONVERTIBLE BONDS
(Cost $60,800)		60,800
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.12% (g)	264,945	264,998
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	15,643,609	15,645,173
TOTAL MONEY MARKET FUNDS
(Cost $15,910,171)		15,910,171

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares Russell 1000 Growth Index ETF
(Cost $6,952,695)	30,400	6,928,768
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $314,386,714)		710,895,237
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(17,386,694)
NET ASSETS - 100%		$693,508,543

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,590,909 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,038,680 or 2.3% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$1,270,801
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Allbirds, Inc. Series Seed	10/9/18	$10,419
Blink Health LLC Series C	11/7/19	$494,341
Clover Health Series D	6/7/17	$637,493
Convoy, Inc. Series D	10/30/19	$1,271,244
Epic Games, Inc.	7/13/20 - 7/30/20	$402,500
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$253,709
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$13,100
Nuvation Bio, Inc. Series A	6/17/19	$147,488
Rivian Automotive, Inc. Series E	7/10/20	$1,136,501
Snowflake Computing, Inc. Class B	3/19/20	$18,424
Sonder Holdings, Inc. Series D1	12/20/19	$164,493
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$526,426
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Space Exploration Technologies Corp. Series N	8/4/20	$690,930
Starry, Inc. Series D	7/30/20	$106,392
Sweetgreen, Inc. Series C	9/13/19	$5,506
Sweetgreen, Inc. Series D	9/13/19	$88,527
Sweetgreen, Inc. Series I	9/13/19	$208,637
Waymo LLC Series A2	5/8/20	$248,671
Yanka Industries, Inc. Series E	5/15/20	$238,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,857
Fidelity Securities Lending Cash Central Fund	625,365
Total	$647,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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